REDEEMABLE NON-CONTROLLING INTEREST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Redeemable Noncontrolling Interest, Equity, Redemption Value [Abstract]
Balance	$ 8,080	$ 23,901	$ 8,647
Net loss attributable to redeemable non-controlling interest	(266)	(743)	(1,169)
Adjustment to redeemable non-controlling interest	2,649	(14,979)	16,689
Foreign currency translation	(34)	(99)	(266)
Balance	$ 10,429	$ 8,080	$ 23,901